Income Tax and Social Contribution - Schedule of Reconciliation of Income Tax and Social Contribution Expense (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Income Tax and Social Contribution Expense [Abstract]
Earnings before income tax and social contribution		R$ 935	R$ 554	R$ 1,335
Expense of income tax and social contribution		(318)	(188)	(454)
Adjustments to reflect the effective rate
Tax fines		(4)	(3)	(2)
Share of profits		22	17	15
Interest on own capital		43		17
ICMS subsidy – tax incentives	[1]	43	319	248
Credits of monetary corrections		51	15	64
Other permanent differences		(3)	(4)	(3)
Effective income tax and social contribution		(166)	156	(115)
Income tax and social contribution for the year
Current		(141)	(6)	(75)
Deferred		(25)	162	(40)
(Expenses) benefits income tax and social contribution		R$ (166)	R$ 156	R$ (115)
Effective rate		17.80%	(28.20%)	8.60%

[1]	The Company calculates tax benefits that are characterized as tax incentives that, according to legal forecast, do not comprise the basis for calculating income tax and social contribution. The amount decreased due to the article 30 of Law 12,973/2014 that was revoked through Law 14,789/2023, releasing taxpayers from constituting a tax incentive reserve from January 1, 2024.